Non-Employee Share-Based Compensation (Details) - USD ($)						6 Months Ended
		May 27, 2025	Jan. 02, 2025	Jan. 01, 2025	Dec. 31, 2024	Jun. 30, 2025
Non-Employee Share-Based Compensation [Line Items]
Fair value of service (in Dollars)				$ 27,348,750
Fair value of the services (in Dollars)		$ 1,361,938
Share-based compensation expenses (in Dollars)						$ 6,856,485
Unrecognized compensation expenses (in Dollars)						$ 21,854,203
Class B Ordinary Shares [Member]
Non-Employee Share-Based Compensation [Line Items]
Ordinary shares issued	[1]				466,364,286	603,864,286
Class B Ordinary Shares [Member] | Five External Consultants [Member]
Non-Employee Share-Based Compensation [Line Items]
Issue ordinary shares			99,000,000	99,000,000
Class B Ordinary Shares [Member] | Two External Consultants [Member]
Non-Employee Share-Based Compensation [Line Items]
Issue ordinary shares		38,500,000
Ordinary shares issued		38,500,000
Class B Ordinary Shares [Member] | Non-Employees [Member]
Non-Employee Share-Based Compensation [Line Items]
Issue ordinary shares						137,500,000
Two Zero Two Three Equity Plan [Member]
Non-Employee Share-Based Compensation [Line Items]
Equity incentive increase amount					55,000,000
2023 Equity Incentive Plan [Member]
Non-Employee Share-Based Compensation [Line Items]
Equity incentive increase amount					137,500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).